Goodwill and Intangibles Textuals (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Goodwill and Intangibles (Textuals) [Abstract]
Amortization of intangibles	$ 11,465	$ 11,382	$ 10,151
Amortization Expense for For 2013	11,200
Amortization Expense for For 2014	9,800
Amortization Expense for For 2015	8,900
Amortization Expense for For 2016	8,200
Amortization Expense for For 2017	7,600
Fluid Power Businesses Segment [Member]
Goodwill [Line Items]
Accumulated goodwill impairment losses	$ 36,605